Convertible Notes Receivable	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Convertible Note Receivable
15.	Convertible Notes Receivable
Kutcho Copper Corp.
Effective December 14, 2017, in connection with the Kutcho Early Deposit Agreement, the Company advanced to Kutcho $16 million (Cdn$20 million) and received the Kutcho Convertible Note. The Kutcho Convertible Note, which had a seven year term to maturity, carried interest at 10% per annum, compounded and payable semi-annually. Kutcho elected to defer the first seven interest payments. The deferred interest carried interest at 15% per annum, compounded semi-annually.
In addition to the Kutcho Convertible Note, on November 25, 2019, the Company entered into a non-revolving
term loan with Kutcho, under which Kutcho had drawn $0.8 million (Cdn$1.0 million). The credit facility carried interest at 15% per annum, compounded monthly.
Effective February 18, 2022, the Company agreed to settle and terminate the Kutcho Convertible Note and the non-revolving
term loan with Kutcho in exchange for shares of Kutcho valued at $6.7 million in addition to certain other modifications to the Kutcho Early Deposit Agreement, including the elimination of the drop-down in attributable gold and silver to 66.7% once certain thresholds had been achieved, and eliminating the requirement to make an additional payment to Kutcho, of up to $20 million, if processing throughput is increased to 4,500 tonnes per day or more within 5 years of attaining commercial production.

Convertible Notes Receivable Valuation Summary
The fair value of the Kutcho Convertible Note, which was not traded in an active market, was determined by reference to the value of the shares the Company would receive if the right to convert the note into shares was exercised.
A summary of the fair value of the Kutcho Convertible Note and the fair value changes recognized as a component of the Company’s net earnings during the six months ended June 30, 2022 and 2021 is presented below:

	Six Months Ended June 30, 2022

(in thousands)	Fair Value at Dec 31, 2021	Amount Advanced	Termination	Fair Value Adjustment Gains (Losses)	Fair Value at Jun 30, 2022

Kutcho	$17,086	$-	$(15,706)	$(1,380)	$-

	Six Months Ended June 30, 2021

(in thousands)	Fair Value at Dec 31, 2020	Amount Advanced	Termination	Fair Value Adjustment Gains (Losses)	Fair Value at Jun 30, 2021

Kutcho	$11,353	$-	$-	$4,626	$15,979